AST QUANTITATIVE MODELING PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 84.9%
Affiliated Mutual Funds — 21.4%
AST ClearBridge Dividend Growth Portfolio*	636,405	$15,203,709
AST Emerging Markets Equity Portfolio*	439,666	3,187,575
AST Global Bond Portfolio*	6,052,016	63,606,689
AST High Yield Portfolio*	806,841	8,552,517
AST International Growth Portfolio*	537,568	10,278,306
AST International Value Portfolio*	593,109	10,331,959
AST Large-Cap Growth Portfolio*	789,204	38,813,062
AST Large-Cap Value Portfolio*	984,348	37,720,202
AST Small-Cap Growth Portfolio*	219,703	12,540,638
AST Small-Cap Value Portfolio*	396,364	12,009,827
AST T. Rowe Price Natural Resources Portfolio*	323,299	7,991,963

Total Affiliated Mutual Funds (cost $255,483,502)(wd)		220,236,447
Common Stocks — 24.9%
Aerospace & Defense — 0.3%
BAE Systems PLC (United Kingdom)	15,316	134,573
General Dynamics Corp.	4,800	1,018,416
HEICO Corp.	1,500	215,970
Howmet Aerospace, Inc.	21,100	652,623
Lockheed Martin Corp.	200	77,258
Northrop Grumman Corp.	400	188,128
Raytheon Technologies Corp.	2,800	229,208
Thales SA (France)	598	65,896
TransDigm Group, Inc.	1,700	892,194
		3,474,266
Air Freight & Logistics — 0.1%
FedEx Corp.	5,700	846,279
United Parcel Service, Inc. (Class B Stock)	1,300	210,002
		1,056,281
Airlines — 0.1%
Alaska Air Group, Inc.*	14,900	583,335
Qantas Airways Ltd. (Australia)*	6,500	20,859
Singapore Airlines Ltd. (Singapore)*	6,000	21,206
Southwest Airlines Co.*	6,700	206,628
		832,028
Auto Components — 0.0%
BorgWarner, Inc.(a)	9,300	292,020
Automobiles — 0.7%
Ferrari NV (Italy)	750	138,890
Ford Motor Co.	38,500	431,200
Honda Motor Co. Ltd. (Japan)	7,100	154,111
Mazda Motor Corp. (Japan)	56,400	374,505
Mercedes-Benz Group AG (Germany)	2,385	120,602
Stellantis NV	43,192	510,203
Subaru Corp. (Japan)	3,100	46,848
Suzuki Motor Corp. (Japan)	1,900	59,147
Tesla, Inc.*	18,000	4,774,500
Toyota Motor Corp. (Japan)	23,500	307,156
	Shares	Value

Common Stocks (continued)
Automobiles (cont’d.)
Volkswagen AG (Germany)	184	$29,986
		6,947,148
Banks — 1.2%
ABN AMRO Bank NV (Netherlands), 144A, CVA	2,385	21,370
Australia & New Zealand Banking Group Ltd. (Australia)	13,152	192,530
Bank Hapoalim BM (Israel)	6,820	57,571
Bank Leumi Le-Israel BM (Israel)	9,811	83,793
Bank of America Corp.	36,600	1,105,320
Barclays PLC (United Kingdom)	332,522	529,087
Citigroup, Inc.	28,500	1,187,595
Citizens Financial Group, Inc.	22,200	762,792
Commerzbank AG (Germany)*	4,867	34,648
Commonwealth Bank of Australia (Australia)	7,565	440,094
DBS Group Holdings Ltd. (Singapore)	23,700	548,261
DNB Bank ASA (Norway)	24,887	394,909
FinecoBank Banca Fineco SpA (Italy)	2,639	32,593
HSBC Holdings PLC (United Kingdom)	92,103	476,896
ING Groep NV (Netherlands)	17,844	152,895
Israel Discount Bank Ltd. (Israel) (Class A Stock)	6,534	32,901
JPMorgan Chase & Co.	12,800	1,337,600
KBC Group NV (Belgium)	1,248	59,223
Lloyds Banking Group PLC (United Kingdom)	1,224,276	553,358
M&T Bank Corp.	3,300	581,856
NatWest Group PLC (United Kingdom)	142,697	355,419
Nordea Bank Abp (Finland)	19,721	168,777
Oversea-Chinese Banking Corp. Ltd. (Singapore)	19,900	163,058
PNC Financial Services Group, Inc. (The)	500	74,710
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	8,122	77,409
Swedbank AB (Sweden) (Class A Stock)	4,884	64,106
Truist Financial Corp.	20,600	896,924
Wells Fargo & Co.	40,600	1,632,932
		12,018,627
Beverages — 0.4%
Coca-Cola Co. (The)	25,000	1,400,500
Diageo PLC (United Kingdom)	941	39,610
Heineken Holding NV (Netherlands)	678	46,415
Heineken NV (Netherlands)	2,031	177,369
PepsiCo, Inc.	12,700	2,073,402
		3,737,296
Biotechnology — 0.5%
AbbVie, Inc.	6,900	926,049
Amgen, Inc.	2,000	450,800
CSL Ltd. (Australia)	341	62,017
Gilead Sciences, Inc.	15,100	931,519
Horizon Therapeutics PLC*	6,700	414,663
A1

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Biotechnology (cont’d.)
Moderna, Inc.*	6,300	$744,975
United Therapeutics Corp.*	2,900	607,202
Vertex Pharmaceuticals, Inc.*	4,000	1,158,160
		5,295,385
Building Products — 0.1%
Advanced Drainage Systems, Inc.	2,300	286,051
AGC, Inc. (Japan)	1,200	37,358
Assa Abloy AB (Sweden) (Class B Stock)	4,404	82,514
Builders FirstSource, Inc.*	8,300	489,036
Cie de Saint-Gobain (France)	2,998	107,195
Geberit AG (Switzerland)	174	74,609
Nibe Industrier AB (Sweden) (Class B Stock)	9,204	82,102
		1,158,865
Capital Markets — 0.8%
3i Group PLC (United Kingdom)	5,500	66,041
Ameriprise Financial, Inc.	3,000	755,850
ASX Ltd. (Australia)	1,152	53,019
Bank of New York Mellon Corp. (The)	16,200	624,024
Charles Schwab Corp. (The)	18,900	1,358,343
CME Group, Inc.	2,300	407,399
Deutsche Bank AG (Germany)	66,379	491,469
Deutsche Boerse AG (Germany)	660	108,192
Goldman Sachs Group, Inc. (The)	3,900	1,142,895
Intercontinental Exchange, Inc.	2,900	262,015
Julius Baer Group Ltd. (Switzerland)	6,528	284,876
Macquarie Group Ltd. (Australia)	1,797	175,316
Morgan Stanley	1,200	94,812
Morningstar, Inc.	1,000	212,320
MSCI, Inc.	1,900	801,401
Partners Group Holding AG (Switzerland)	123	98,988
S&P Global, Inc.	400	122,140
Singapore Exchange Ltd. (Singapore)	65,600	430,361
State Street Corp.	3,100	188,511
UBS Group AG (Switzerland)	15,689	227,615
Virtu Financial, Inc. (Class A Stock)	3,100	64,387
		7,969,974
Chemicals — 0.5%
Albemarle Corp.	2,900	766,876
BASF SE (Germany)	4,449	170,746
Celanese Corp.	3,300	298,122
Chemours Co. (The)	5,100	125,715
Clariant AG (Switzerland)*	1,460	23,322
Corteva, Inc.	4,600	262,890
ICL Group Ltd. (Israel)	4,434	35,536
Linde PLC (United Kingdom)	2,700	727,893
LyondellBasell Industries NV (Class A Stock)	9,900	745,272
Mitsui Chemicals, Inc. (Japan)	1,000	19,492
Mosaic Co. (The)	11,000	531,630
Nitto Denko Corp. (Japan)	900	48,731
OCI NV (Netherlands)	9,679	354,363
	Shares	Value

Common Stocks (continued)
Chemicals (cont’d.)
Shin-Etsu Chemical Co. Ltd. (Japan)	5,200	$514,575
Solvay SA (Belgium)	3,244	251,157
Tosoh Corp. (Japan)	37,200	414,608
Yara International ASA (Brazil)	2,639	92,616
		5,383,544
Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	8,460	61,888
Securitas AB (Sweden) (Class B Stock)	3,175	22,041
TOPPAN, Inc. (Japan)	22,700	338,141
Waste Management, Inc.	6,900	1,105,449
		1,527,519
Communications Equipment — 0.2%
Arista Networks, Inc.*	5,200	587,028
Cisco Systems, Inc.	35,100	1,404,000
Nokia OYJ (Finland)	121,715	522,530
		2,513,558
Construction & Engineering — 0.1%
AECOM	2,500	170,925
Eiffage SA (France)	5,671	454,775
Taisei Corp. (Japan)	900	24,960
Vinci SA (France)	7,470	604,030
		1,254,690
Construction Materials — 0.1%
Eagle Materials, Inc.	6,300	675,234
Consumer Finance — 0.1%
Capital One Financial Corp.	10,000	921,700
Synchrony Financial	10,500	295,995
		1,217,695
Containers & Packaging — 0.1%
Berry Global Group, Inc.*	5,600	260,568
International Paper Co.	7,000	221,900
Westrock Co.	20,100	620,889
		1,103,357
Distributors — 0.0%
D’ieteren Group (Belgium)	151	21,276
Diversified Financial Services — 0.3%
Berkshire Hathaway, Inc. (Class B Stock)*	11,700	3,124,134
Investor AB (Sweden) (Class A Stock)	2,955	45,281
ORIX Corp. (Japan)	33,200	465,101
		3,634,516
Diversified Telecommunication Services — 0.3%
AT&T, Inc.	60,400	926,536
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	34,550	56,479
Deutsche Telekom AG (Germany)	20,851	354,919
Koninklijke KPN NV (Netherlands)	14,452	39,112
Proximus SADP (Belgium)	2,772	28,740

A2

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Spark New Zealand Ltd. (New Zealand)	152,761	$427,388
Telefonica Deutschland Holding AG (Germany)	10,187	20,596
Telefonica SA (Spain)	23,472	77,596
Telstra Corp. Ltd. (Australia)	17,200	42,471
Verizon Communications, Inc.	27,600	1,047,972
		3,021,809
Electric Utilities — 0.4%
Avangrid, Inc.(a)	14,600	608,820
CK Infrastructure Holdings Ltd. (Hong Kong)	4,500	22,951
Duke Energy Corp.	4,400	409,288
Edison International	14,400	814,752
Endesa SA (Spain)	1,922	28,868
Enel SpA (Italy)	77,381	317,357
Exelon Corp.	24,800	929,008
FirstEnergy Corp.	1,600	59,200
Iberdrola SA (Spain)	26,391	246,075
NextEra Energy, Inc.	6,200	486,142
NRG Energy, Inc.(a)	2,600	99,502
Power Assets Holdings Ltd. (Hong Kong)	8,000	40,102
Red Electrica Corp. SA (Spain)	2,604	39,960
SSE PLC (United Kingdom)	30,127	508,724
Terna - Rete Elettrica Nazionale (Italy)	8,442	51,416
		4,662,165
Electrical Equipment — 0.1%
AMETEK, Inc.	3,600	408,276
Eaton Corp. PLC	2,000	266,720
Hubbell, Inc.	3,500	780,500
Prysmian SpA (Italy)	1,540	44,112
		1,499,608
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	900	60,264
CDW Corp.	2,100	327,768
Hamamatsu Photonics KK (Japan)	9,900	424,337
Keysight Technologies, Inc.*	4,900	771,064
TDK Corp. (Japan)	2,300	71,002
Venture Corp. Ltd. (Singapore)	16,000	181,807
		1,836,242
Energy Equipment & Services — 0.1%
Halliburton Co.	27,300	672,126
Entertainment — 0.3%
Electronic Arts, Inc.	3,100	358,701
Live Nation Entertainment, Inc.*	3,900	296,556
Nintendo Co. Ltd. (Japan)	5,800	233,939
Spotify Technology SA*	5,700	491,910
Toho Co. Ltd. (Japan)	600	21,818
Walt Disney Co. (The)*	18,500	1,745,105
		3,148,029
	Shares	Value

Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp.	2,800	$601,160
Americold Realty Trust, Inc.	18,400	452,640
Dexus (Australia)	6,465	32,161
Equinix, Inc.	1,100	625,724
Equity Residential	5,900	396,598
Essex Property Trust, Inc.	1,000	242,230
Extra Space Storage, Inc.	1,000	172,710
Goodman Group (Australia)	12,543	126,770
Host Hotels & Resorts, Inc.	31,100	493,868
Klepierre SA (France)*	12,997	225,956
Mapletree Pan Asia Commercial Trust (Singapore)	18,900	22,502
Prologis, Inc.	700	71,120
Public Storage	3,200	936,992
Regency Centers Corp.	2,400	129,240
SBA Communications Corp.	2,000	569,300
Scentre Group (Australia)	28,009	45,763
Simon Property Group, Inc.	7,800	700,050
Stockland (Australia)	10,054	21,041
Ventas, Inc.	16,400	658,788
Vicinity Centres (Australia)	25,389	28,308
Warehouses De Pauw CVA (Belgium)	1,040	25,543
		6,578,464
Food & Staples Retailing — 0.4%
Albertson’s Cos., Inc. (Class A Stock)	26,800	666,248
Carrefour SA (France)	3,214	44,575
Coles Group Ltd. (Australia)	6,312	66,544
Costco Wholesale Corp.	3,100	1,464,037
Kesko OYJ (Finland) (Class B Stock)	9,004	167,988
Koninklijke Ahold Delhaize NV (Netherlands)	20,389	519,337
Walmart, Inc.	4,700	609,590
Woolworths Group Ltd. (Australia)	5,397	117,280
		3,655,599
Food Products — 0.4%
Archer-Daniels-Midland Co.	8,600	691,870
Kraft Heinz Co. (The)	20,000	667,000
MEIJI Holdings Co. Ltd. (Japan)	500	22,195
Mowi ASA (Norway)	2,605	33,134
Nestle SA	10,596	1,146,035
Orkla ASA (Norway)	3,433	24,956
Pilgrim’s Pride Corp.*	25,400	584,708
Tyson Foods, Inc. (Class A Stock)	11,600	764,788
WH Group Ltd. (Hong Kong), 144A	690,500	434,282
Wilmar International Ltd. (China)	14,100	37,512
		4,406,480
Gas Utilities — 0.0%
Osaka Gas Co. Ltd. (Japan)	2,300	34,675
Snam SpA (Italy)	12,107	48,936
Tokyo Gas Co. Ltd. (Japan)	2,300	38,826
UGI Corp.	6,900	223,077
		345,514

A3

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Health Care Equipment & Supplies — 0.5%
Abbott Laboratories	12,300	$1,190,148
Baxter International, Inc.	16,000	861,760
Edwards Lifesciences Corp.*	9,800	809,774
Enovis Corp.*	1,600	73,712
Koninklijke Philips NV (Netherlands)	2,733	42,078
Medtronic PLC	16,700	1,348,525
Olympus Corp. (Japan)	5,400	103,884
STERIS PLC	900	149,652
Zimmer Biomet Holdings, Inc.	6,200	648,210
		5,227,743
Health Care Providers & Services — 0.8%
Cigna Corp.	2,200	610,434
CVS Health Corp.	15,300	1,459,161
Elevance Health, Inc.	2,200	999,328
Fresenius SE & Co. KGaA (Germany)	2,435	51,903
HCA Healthcare, Inc.	500	91,895
McKesson Corp.	2,300	781,701
Sonic Healthcare Ltd. (Australia)	22,140	431,845
UnitedHealth Group, Inc.	6,700	3,383,768
		7,810,035
Hotels, Restaurants & Leisure — 0.6%
Aristocrat Leisure Ltd. (Australia)	3,167	66,781
Booking Holdings, Inc.*	340	558,691
Chipotle Mexican Grill, Inc.*	610	916,684
Compass Group PLC (United Kingdom)	23,773	473,378
Evolution AB (Sweden), 144A	958	75,728
Hilton Worldwide Holdings, Inc.	3,600	434,232
InterContinental Hotels Group PLC (United Kingdom)	1,007	48,499
La Francaise des Jeux SAEM (France), 144A	7,771	230,518
Marriott International, Inc. (Class A Stock)	5,900	826,826
McDonald’s Corp.	2,300	530,702
Oriental Land Co. Ltd. (Japan)	3,300	447,575
Starbucks Corp.	14,600	1,230,196
Whitbread PLC (United Kingdom)	1,056	26,768
		5,866,578
Household Durables — 0.1%
Lennar Corp. (Class A Stock)	1,600	119,280
Lennar Corp. (Class B Stock)	3,000	178,530
Mohawk Industries, Inc.*	800	72,952
Sekisui Chemical Co. Ltd. (Japan)	1,700	20,798
Sekisui House Ltd. (Japan)	3,300	54,655
Sony Group Corp. (Japan)	700	45,090
Toll Brothers, Inc.	1,500	63,000
		554,305
Household Products — 0.3%
Henkel AG & Co. KGaA (Germany)	606	34,344
Kimberly-Clark Corp.	7,000	787,780
Procter & Gamble Co. (The)	15,000	1,893,750
	Shares	Value

Common Stocks (continued)
Household Products (cont’d.)
Reckitt Benckiser Group PLC (United Kingdom)	9,432	$625,167
		3,341,041
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	24,300	549,180
Meridian Energy Ltd. (New Zealand)	7,725	20,729
		569,909
Industrial Conglomerates — 0.3%
CK Hutchison Holdings Ltd. (United Kingdom)	12,000	66,075
DCC PLC (United Kingdom)	436	22,643
General Electric Co.	4,000	247,640
Honeywell International, Inc.	8,300	1,385,851
Jardine Matheson Holdings Ltd. (Hong Kong)	8,300	419,631
Lifco AB (Sweden) (Class B Stock)	1,660	23,029
Smiths Group PLC (United Kingdom)	26,984	449,472
		2,614,341
Insurance — 0.8%
Ageas SA/NV (Belgium)	1,005	36,654
AIA Group Ltd. (Hong Kong)	12,800	106,572
American International Group, Inc.	14,300	678,964
Aon PLC (Class A Stock)	1,200	321,444
AXA SA (France)	25,351	553,486
Chubb Ltd.	6,400	1,164,032
Dai-ichi Life Holdings, Inc. (Japan)	29,900	475,420
Gjensidige Forsikring ASA (Norway)	1,231	21,123
Hartford Financial Services Group, Inc. (The)	1,800	111,492
Japan Post Holdings Co. Ltd. (Japan)	10,300	68,240
Japan Post Insurance Co. Ltd. (Japan)	29,300	410,378
Marsh & McLennan Cos., Inc.	3,000	447,870
Medibank Private Ltd. (Australia)	16,547	36,985
MS&AD Insurance Group Holdings, Inc. (Japan)	2,400	63,559
NN Group NV (Netherlands)	12,032	467,972
Poste Italiane SpA (Italy), 144A	2,761	20,859
Progressive Corp. (The)	9,600	1,115,616
Reinsurance Group of America, Inc.	5,000	629,050
Ryan Specialty Holdings, Inc.*(a)	1,800	73,116
Sampo OYJ (Finland) (Class A Stock)	11,876	507,006
Sompo Holdings, Inc. (Japan)	8,500	340,096
Unum Group	15,400	597,520
Zurich Insurance Group AG (Switzerland)	510	203,312
		8,450,766
Interactive Media & Services — 0.9%
Alphabet, Inc. (Class A Stock)*	33,900	3,242,535
Alphabet, Inc. (Class C Stock)*	33,900	3,259,485
Meta Platforms, Inc. (Class A Stock)*	19,100	2,591,488
Scout24 SE (Germany), 144A	419	20,996
		9,114,504

A4

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Internet & Direct Marketing Retail — 0.6%
Amazon.com, Inc.*	55,600	$6,282,800
IT Services — 1.0%
Accenture PLC (Class A Stock)	2,200	566,060
Amadeus IT Group SA (Spain)*	1,996	92,540
Automatic Data Processing, Inc.	4,000	904,760
Broadridge Financial Solutions, Inc.	4,700	678,304
Capgemini SE (France)	701	112,230
Computershare Ltd. (Australia)	9,518	151,813
Concentrix Corp.	2,100	234,423
Edenred (France)	1,213	55,884
EPAM Systems, Inc.*	2,100	760,599
GoDaddy, Inc. (Class A Stock)*	7,300	517,424
International Business Machines Corp.	6,900	819,789
Mastercard, Inc. (Class A Stock)	7,700	2,189,418
Nomura Research Institute Ltd. (Japan)	2,000	48,846
NTT Data Corp. (Japan)	34,000	439,182
SS&C Technologies Holdings, Inc.	10,700	510,925
TIS, Inc. (Japan)	1,500	39,825
Visa, Inc. (Class A Stock)(a)	11,400	2,025,210
		10,147,232
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	600	39,101
Shimano, Inc. (Japan)	300	46,940
		86,041
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	7,400	899,470
Avantor, Inc.*	17,300	339,080
Danaher Corp.	1,900	490,751
IQVIA Holdings, Inc.*	3,700	670,218
Sotera Health Co.*	10,400	70,928
Thermo Fisher Scientific, Inc.	1,700	862,223
		3,332,670
Machinery — 0.4%
AGCO Corp.	7,500	721,275
Alfa Laval AB (Sweden)	1,482	36,749
Atlas Copco AB (Sweden) (Class A Stock)	12,956	120,418
Atlas Copco AB (Sweden) (Class B Stock)	9,248	76,657
Caterpillar, Inc.	600	98,448
Epiroc AB (Sweden) (Class A Stock)	3,404	48,696
Esab Corp.	8,300	276,888
FANUC Corp. (Japan)	900	126,373
Gates Industrial Corp. PLC*	46,200	450,912
GEA Group AG (Germany)	710	22,978
Hitachi Construction Machinery Co. Ltd. (Japan)	22,000	408,864
Hoshizaki Corp. (Japan)	700	19,523
IDEX Corp.	2,500	499,625
Komatsu Ltd. (Japan)	4,000	72,833
MISUMI Group, Inc. (Japan)	1,700	36,605
Mitsubishi Heavy Industries Ltd. (Japan)	1,600	53,215
NGK Insulators Ltd. (Japan)	1,600	19,915
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
PACCAR, Inc.	10,500	$878,745
Parker-Hannifin Corp.	800	193,848
SMC Corp. (Japan)	200	81,394
Spirax-Sarco Engineering PLC (United Kingdom)	420	48,280
Timken Co. (The)	2,400	141,696
Toyota Industries Corp. (Japan)	700	33,440
VAT Group AG (Switzerland), 144A	180	36,527
Volvo AB (Sweden) (Class B Stock)	6,756	95,604
		4,599,508
Marine — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	18	31,802
AP Moller - Maersk A/S (Denmark) (Class B Stock)	243	441,587
Kuehne + Nagel International AG (Switzerland)	2,176	443,103
Nippon Yusen KK (Japan)	2,400	40,737
SITC International Holdings Co. Ltd. (China)	60,000	110,036
		1,067,265
Media — 0.2%
Comcast Corp. (Class A Stock)	31,200	915,096
Dentsu Group, Inc. (Japan)	1,300	36,956
Fox Corp. (Class A Stock)	8,400	257,712
Informa PLC (United Kingdom)	9,685	55,358
Publicis Groupe SA (France)	9,882	468,236
WPP PLC (United Kingdom)	5,312	43,852
		1,777,210
Metals & Mining — 0.2%
ArcelorMittal SA (Luxembourg)	2,417	48,094
BHP Group Ltd. (Australia)	22,221	552,373
BlueScope Steel Ltd. (Australia)	44,186	429,119
Fortescue Metals Group Ltd. (Australia)	7,535	80,891
Glencore PLC (Australia)	64,154	337,130
Nippon Steel Corp. (Japan)	4,100	56,901
Norsk Hydro ASA (Norway)	8,074	43,324
Rio Tinto Ltd. (Australia)	1,643	99,389
South32 Ltd. (Australia)	24,058	57,111
Steel Dynamics, Inc.	7,500	532,125
Sumitomo Metal Mining Co. Ltd. (Japan)	1,500	42,985
		2,279,442
Multiline Retail — 0.1%
Dollar General Corp.	3,700	887,482
Macy’s, Inc.	29,400	460,698
Wesfarmers Ltd. (Australia)	5,418	148,120
		1,496,300
Multi-Utilities — 0.2%
DTE Energy Co.	2,500	287,625
E.ON SE (Germany)	64,974	499,180
Engie SA (France)	43,703	503,017

A5

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Multi-Utilities (cont’d.)
NiSource, Inc.	2,400	$60,456
Sempra Energy	6,700	1,004,598
		2,354,876
Oil, Gas & Consumable Fuels — 1.2%
Antero Resources Corp.*	6,400	195,392
BP PLC (United Kingdom)	85,168	406,966
Cheniere Energy, Inc.	4,000	663,640
Chevron Corp.	12,500	1,795,875
ConocoPhillips	14,400	1,473,696
Diamondback Energy, Inc.	900	108,414
Eni SpA (Italy)	50,720	539,088
Equinor ASA (Norway)	16,673	549,854
Exxon Mobil Corp.	25,500	2,226,405
Inpex Corp. (Japan)	12,500	116,589
Marathon Petroleum Corp.	1,800	178,794
Ovintiv, Inc.	17,200	791,200
Phillips 66	1,200	96,864
Pioneer Natural Resources Co.	3,000	649,590
Repsol SA (Spain)	6,757	77,640
Shell PLC (Netherlands)	37,654	934,118
TotalEnergies SE (France)	9,127	428,189
Valero Energy Corp.	9,000	961,650
Woodside Energy Group Ltd. (Australia)	6,211	126,900
		12,320,864
Paper & Forest Products — 0.0%
Stora Enso OYJ (Finland) (Class R Stock)	3,450	43,827
Personal Products — 0.1%
Haleon PLC (United Kingdom)*	22,129	68,997
Kao Corp. (Japan)	2,300	93,588
L’Oreal SA (France)	1,072	342,764
Unilever PLC (United Kingdom)	11,301	496,564
		1,001,913
Pharmaceuticals — 1.5%
Astellas Pharma, Inc. (Japan)	8,000	105,978
AstraZeneca PLC (United Kingdom)	3,837	421,799
Bayer AG (Germany)	6,739	310,496
Bristol-Myers Squibb Co.	22,900	1,627,961
Chugai Pharmaceutical Co. Ltd. (Japan)	5,300	132,410
Eli Lilly & Co.	3,600	1,164,060
GSK PLC	37,840	546,512
Ipsen SA (France)	4,009	371,034
Jazz Pharmaceuticals PLC*	3,300	439,857
Johnson & Johnson	12,800	2,091,008
Kyowa Kirin Co. Ltd. (Japan)	1,400	32,189
Merck & Co., Inc.	19,500	1,679,340
Merck KGaA (Germany)	632	102,309
Novartis AG (Switzerland)	9,388	715,713
Novo Nordisk A/S (Denmark) (Class B Stock)	7,254	722,628
Ono Pharmaceutical Co. Ltd. (Japan)	17,200	401,770
Orion OYJ (Finland) (Class B Stock)	516	21,727
	Shares	Value

Common Stocks (continued)
Pharmaceuticals (cont’d.)
Pfizer, Inc.	50,400	$2,205,504
Roche Holding AG	4,289	1,396,210
Sanofi (France)	7,945	604,984
Shionogi & Co. Ltd. (Japan)	1,100	53,124
Takeda Pharmaceutical Co. Ltd. (Japan)	6,500	168,791
		15,315,404
Professional Services — 0.2%
Booz Allen Hamilton Holding Corp.	2,500	230,875
CoStar Group, Inc.*	12,500	870,625
Leidos Holdings, Inc.	700	61,229
Randstad NV (Netherlands)	734	31,680
RELX PLC (United Kingdom)	8,548	208,877
Wolters Kluwer NV (Netherlands)	5,327	518,709
		1,921,995
Real Estate Management & Development — 0.0%
Capitaland Investment Ltd. (Singapore)	15,600	37,531
City Developments Ltd. (Singapore)	13,800	72,728
CK Asset Holdings Ltd. (Hong Kong)	11,500	69,039
Daito Trust Construction Co. Ltd. (Japan)	300	28,063
New World Development Co. Ltd. (Hong Kong)	75,000	213,006
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	7,000	31,734
		452,101
Road & Rail — 0.2%
Ryder System, Inc.	5,200	392,548
Union Pacific Corp.	5,300	1,032,546
XPO Logistics, Inc.*	7,400	329,448
		1,754,542
Semiconductors & Semiconductor Equipment — 1.0%
Advanced Micro Devices, Inc.*	1,700	107,712
Advantest Corp. (Japan)	1,200	55,417
Applied Materials, Inc.	4,400	360,492
ASML Holding NV (Netherlands)	1,076	445,764
Broadcom, Inc.	4,000	1,776,040
Enphase Energy, Inc.*	3,400	943,398
First Solar, Inc.*	3,200	423,264
Infineon Technologies AG (Germany)	5,948	130,166
Intel Corp.	52,000	1,340,040
Lattice Semiconductor Corp.*	5,200	255,892
Microchip Technology, Inc.	14,900	909,347
Micron Technology, Inc.	4,600	230,460
MKS Instruments, Inc.	4,300	355,352
NVIDIA Corp.	10,400	1,262,456
QUALCOMM, Inc.	4,400	497,112
Rohm Co. Ltd. (Japan)	1,300	85,197
STMicroelectronics NV (Singapore)	8,423	261,764
SUMCO Corp. (Japan)	1,700	19,807
Texas Instruments, Inc.	2,300	355,994
		9,815,674

A6

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Software — 1.9%
Adobe, Inc.*	5,100	$1,403,520
Autodesk, Inc.*	5,100	952,680
Cadence Design Systems, Inc.*	6,000	980,580
Check Point Software Technologies Ltd. (Israel)*	400	44,808
Crowdstrike Holdings, Inc. (Class A Stock)*	5,600	922,936
Dassault Systemes SE (France)	15,776	544,668
Intuit, Inc.	400	154,928
Microsoft Corp.	47,600	11,086,040
Oracle Corp.	5,900	360,313
Paycom Software, Inc.*	2,400	791,976
Paylocity Holding Corp.*	900	217,422
Roper Technologies, Inc.	800	287,712
Salesforce, Inc.*	2,600	373,984
ServiceNow, Inc.*	700	264,327
Synopsys, Inc.*	3,200	977,632
WiseTech Global Ltd. (Australia)	1,008	32,934
		19,396,460
Specialty Retail — 0.5%
AutoNation, Inc.*(a)	3,400	346,358
Bath & Body Works, Inc.	5,100	166,260
Best Buy Co., Inc.	3,400	215,356
Chow Tai Fook Jewellery Group Ltd. (China)	10,800	20,297
Fast Retailing Co. Ltd. (Japan)	600	317,967
Home Depot, Inc. (The)	6,500	1,793,610
Industria de Diseno Textil SA (Spain)	25,093	517,835
JD Sports Fashion PLC (United Kingdom)	241,784	266,368
Lithia Motors, Inc.(a)	2,300	493,465
Lowe’s Cos., Inc.	1,500	281,715
TJX Cos., Inc. (The)	4,600	285,752
Ulta Beauty, Inc.*	1,200	481,428
		5,186,411
Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.	88,800	12,272,160
Brother Industries Ltd. (Japan)	1,800	31,098
Dell Technologies, Inc. (Class C Stock)	6,600	225,522
Hewlett Packard Enterprise Co.	15,500	185,690
Pure Storage, Inc. (Class A Stock)*	15,900	435,183
Seiko Epson Corp. (Japan)	1,500	20,481
		13,170,134
Textiles, Apparel & Luxury Goods — 0.3%
Burberry Group PLC (United Kingdom)	2,376	47,462
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	3,721	351,245
Deckers Outdoor Corp.*	600	187,566
Hermes International (France)	422	496,323
Lululemon Athletica, Inc.*	2,300	642,988
LVMH Moet Hennessy Louis Vuitton SE (France)	1,219	718,692
Moncler SpA (Italy)	1,089	44,458
NIKE, Inc. (Class B Stock)	1,300	108,056
	Shares	Value

Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
PVH Corp.	4,200	$188,160
Swatch Group AG (The) (Switzerland)	156	35,037
		2,819,987
Tobacco — 0.3%
British American Tobacco PLC (United Kingdom)	18,124	649,882
Imperial Brands PLC (United Kingdom)	24,002	493,550
Japan Tobacco, Inc. (Japan)	28,500	468,334
Philip Morris International, Inc.	14,200	1,178,742
		2,790,508
Trading Companies & Distributors — 0.2%
Ashtead Group PLC (United Kingdom)	2,146	96,377
Brenntag SE (Germany)	3,919	236,911
Bunzl PLC (United Kingdom)	2,004	61,228
IMCD NV (Netherlands)	339	40,192
ITOCHU Corp. (Japan)	1,200	28,966
Marubeni Corp. (Japan)	50,900	444,128
Mitsubishi Corp. (Japan)	5,500	150,426
Mitsui & Co. Ltd. (Japan)	24,500	521,355
Sumitomo Corp. (Japan)	4,900	60,536
Univar Solutions, Inc.*	17,800	404,772
WESCO International, Inc.*	1,500	179,070
		2,223,961
Water Utilities — 0.1%
Essential Utilities, Inc.	14,600	604,148
Wireless Telecommunication Services — 0.1%
SoftBank Group Corp. (Japan)	17,100	579,538
T-Mobile US, Inc.*	900	120,753
		700,291

Total Common Stocks (cost $292,922,469)		256,430,101
Exchange-Traded Fund — 0.1%
iShares MSCI EAFE ETF(a)	7,590	425,116
(cost $467,081)
Preferred Stocks — 0.0%
Automobiles
Porsche Automobil Holding SE (Germany) (PRFC)	2,763	155,676
Volkswagen AG (Germany) (PRFC)	918	112,172

Total Preferred Stocks (cost $350,474)		267,848

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 4.8%
Automobiles — 0.6%
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-04A, Class A, 144A
4.770%	02/20/29	1,710	1,643,632

A7

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Chase Auto Owner Trust,
Series 2022-AA, Class B, 144A
4.460%	04/25/28	200	$191,883
OneMain Direct Auto Receivables Trust,
Series 2022-01A, Class A1, 144A
4.650%	03/14/29	1,500	1,472,426
Santander Drive Auto Receivables Trust,
Series 2022-03, Class C
4.490%	08/15/29	2,000	1,934,071
Series 2022-05, Class B
4.430%	03/15/27	500	489,142
Series 2022-06, Class C
4.960%	11/15/28	300	294,408
			6,025,562
Collateralized Debt Obligation — 0.1%
MF1 LLC,
Series 2022-FL09, Class A, 144A, 1 Month SOFR + 2.150% (Cap N/A, Floor 2.150%)
5.174%(c)	06/19/37	1,200	1,176,242
Collateralized Loan Obligations — 3.9%
Atlas Static Senior Loan Fund Ltd. (Cayman Islands),
Series 2022-01A, Class A, 144A, 3 Month SOFR + 2.600% (Cap N/A, Floor 2.600%)
5.100%(c)	07/15/30	2,500	2,472,242
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.840%(c)	10/17/32	2,250	2,175,710
Battalion CLO Ltd.,
Series 2019-16A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
3.830%(c)	12/19/32	2,250	2,172,545
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
3.790%(c)	01/20/32	3,500	3,424,448
Elmwood CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
3.750%(c)	10/20/34	1,500	1,447,068
Generate CLO Ltd. (Cayman Islands),
Series 4A, Class A1R, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 0.000%)
3.800%(c)	04/20/32	2,000	1,952,174
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.832%(c)	02/05/31	2,483	2,429,000
KKR CLO Ltd. (Cayman Islands),
Series 18, Class AR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
3.680%(c)	07/18/30	2,550	2,503,355
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Northwoods Capital Ltd. (Cayman Islands),
Series 2020-22A, Class AR, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
4.397%(c)	09/01/31	2,250	$2,199,398
Oaktree CLO Ltd. (Cayman Islands),
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
4.825%(c)	07/15/33	2,750	2,666,736
OFSI BSL Ltd. (Cayman Islands),
Series 2022-11A, Class A1, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)
3.618%(c)	07/18/31	3,000	2,934,249
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
3.662%(c)	07/15/31	2,250	2,188,699
Rockford Tower CLO Ltd.,
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
4.328%(c)	07/20/33	3,000	2,935,801
Sound Point CLO Ltd. (Cayman Islands),
Series 2016-03A, Class AR2, 144A, 3 Month LIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.773%(c)	01/23/29	1,553	1,538,587
TICP CLO Ltd. (Cayman Islands),
Series 2018-03R, Class A, 144A, 3 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
3.550%(c)	04/20/28	178	176,484
TSTAT Ltd.,
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)
4.854%(c)	07/20/31	2,000	1,969,564
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)
3.773%(c)	04/25/31	2,250	2,191,819
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.840%(c)	07/17/31	2,578	2,508,597
			39,886,476
Consumer Loans — 0.1%
OneMain Financial Issuance Trust,
Series 2022-02A, Class A, 144A
4.890%	10/14/34	530	519,547
Oportun Issuance Trust,
Series 2022-02, Class A, 144A
5.940%	10/09/29	638	634,424
			1,153,971

A8

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loan — 0.1%
SoFi Professional Loan Program Trust,
Series 2018-C, Class A2FX, 144A
3.590%	01/25/48	545	$529,307

Total Asset-Backed Securities (cost $49,492,805)			48,771,558
Commercial Mortgage-Backed Securities — 3.6%
BANK,
Series 2019-BN19, Class A2
2.926%	08/15/61	1,900	1,645,124
Series 2019-BN20, Class A2
2.758%	09/15/62	4,257	3,661,542
Series 2019-BN21, Class A4
2.600%	10/17/52	3,000	2,563,252
Series 2021-BN38, Class A4
2.275%	12/15/64	1,500	1,184,739
Series 2022-BNK42, Class A5
4.493%(cc)	06/15/55	500	473,829
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49	1,734	1,604,756
Benchmark Mortgage Trust,
Series 2019-B14, Class A1
2.072%	12/15/62	1,516	1,467,724
Series 2022-B35, Class ASB
4.594%(cc)	05/15/55	1,800	1,726,322
BMO Mortgage Trust,
Series 2022-C02, Class A5
4.974%(cc)	07/15/54	2,000	1,958,795
CD Mortgage Trust,
Series 2017-CD04, Class A3
3.248%	05/10/50	922	841,455
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class A2
3.067%	06/15/52	1,500	1,312,307
Series 2019-C17, Class A4
2.763%	09/15/52	4,180	3,552,156
GS Mortgage Securities Trust,
Series 2016-GS02, Class A3
2.791%	05/10/49	1,268	1,174,004
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class A3A1
3.538%	09/15/47	1,555	1,497,092
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4
3.414%	03/15/50	3,604	3,331,492
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C30, Class A4
2.600%	09/15/49	982	891,122
Series 2016-C31, Class A4
2.840%	11/15/49	1,885	1,721,236
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A3
3.337%	12/15/49	4,149	3,829,652
SLG Office Trust,
Series 2021-OVA, Class A, 144A
2.585%	07/15/41	1,000	801,299
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust,
Series 2019-C53, Class A3
2.787%	10/15/52	200	$170,140
Series 2020-C56, Class A4
2.194%	06/15/53	2,300	1,862,319

Total Commercial Mortgage-Backed Securities (cost $39,491,524)			37,270,357
Corporate Bonds — 8.6%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.750%	02/01/50	1,495	965,621
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
6.950%	01/17/28	340	319,133
			1,284,754
Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
2.450%	02/04/32	585	413,805
Apparel — 0.1%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.875%	05/15/26(a)	425	381,711
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27(a)	500	467,937
			849,648
Auto Manufacturers — 0.1%
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43	970	844,314
Auto Parts & Equipment — 0.0%
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25	405	384,953
Banks — 2.8%
Bank of America Corp.,
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31	1,000	794,449
2.687%(ff)	04/22/32	4,099	3,194,093
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	1,670	1,507,982
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	3,855	2,961,030
2.572%(ff)	06/03/31	1,000	787,702
2.666%(ff)	01/29/31	110	87,824
4.910%(ff)	05/24/33	35	32,202

A9

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27	3,180	$2,690,056
2.383%(ff)	07/21/32	1,000	755,393
3.102%(ff)	02/24/33(a)	625	496,505
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32	1,000	739,837
2.963%(ff)	01/25/33	3,447	2,714,987
3.782%(ff)	02/01/28	1,760	1,614,125
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32	1,000	765,436
2.943%(ff)	01/21/33	2,345	1,853,429
3.591%(ff)	07/22/28	1,075	970,322
4.889%(ff)	07/20/33	195	181,323
Sub. Notes, GMTN
4.350%	09/08/26	1,000	954,973
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
2.797%(ff)	01/19/28	285	240,695
Sr. Unsec’d. Notes, 144A, MTN
1.792%(ff)	06/09/27(a)	1,055	878,211
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A, SOFR + 1.580%
4.238%(c)	05/12/26	880	881,564
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	2,055	1,644,815
4.808%(ff)	07/25/28	2,460	2,350,339
			29,097,292
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	870	754,019
Building Materials — 0.0%
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	200	169,266
Chemicals — 0.1%
LYB International Finance III LLC,
Gtd. Notes
3.375%	10/01/40	740	509,223
Sasol Financing USA LLC (South Africa),
Gtd. Notes
4.375%	09/18/26	200	175,597
			684,820
Commercial Services — 0.2%
Brink’s Co. (The),
Gtd. Notes, 144A
4.625%	10/15/27	250	222,302
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Equifax, Inc.,
Sr. Unsec’d. Notes
5.100%	12/15/27	795	$770,557
Trustees of Princeton University (The),
Unsec’d. Notes
4.201%	03/01/52	445	401,564
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	475	372,952
			1,767,375
Diversified Financial Services — 0.2%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27	1,225	1,139,017
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26(a)	650	590,409
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes
4.500%	06/18/29	360	317,992
			2,047,418
Electric — 0.8%
AEP Texas, Inc.,
Sr. Unsec’d. Notes, Series I
2.100%	07/01/30	1,060	826,714
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26	650	612,701
Duke Energy Carolinas LLC,
First Mortgage
3.550%	03/15/52	560	407,432
Emera US Finance LP (Canada),
Gtd. Notes
3.550%	06/15/26	1,310	1,218,771
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.950%	09/22/27	545	531,570
Northern States Power Co.,
First Mortgage
4.500%	06/01/52	70	61,211
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31	725	566,061
Ohio Edison Co.,
Sr. Unsec’d. Notes, 144A
5.500%	01/15/33	1,050	1,035,652
Public Service Co. of Colorado,
First Mortgage
3.600%	09/15/42	1,225	942,743
Southern Co. (The),
Jr. Sub. Notes
4.475%(c)	08/01/24	765	755,170

A10

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	300	$270,866
Sr. Sec’d. Notes, 144A
3.700%	01/30/27	535	472,341
			7,701,232
Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26	370	325,600
Entertainment — 0.2%
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
6.250%	01/15/27	450	434,812
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A
4.279%	03/15/32	1,000	823,359
5.050%	03/15/42	1,235	924,391
			2,182,562
Foods — 0.2%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.125%	02/01/28	2,030	1,898,377
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.375%	01/31/32	410	339,811
			2,238,188
Forest Products & Paper — 0.0%
Suzano Austria GmbH (Brazil),
Gtd. Notes
6.000%	01/15/29	267	249,111
Gas — 0.0%
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
5.050%	05/15/52	230	202,076
Healthcare-Services — 0.2%
Fred Hutchinson Cancer Center,
Sr. Unsec’d. Notes, Series 2022
4.966%	01/01/52	310	281,318
Nationwide Children’s Hospital, Inc.,
Unsec’d. Notes
4.556%	11/01/52	600	530,054
Presbyterian Healthcare Services,
Unsec’d. Notes
4.875%	08/01/52	700	658,421
Queen’s Health Systems (The),
Sec’d. Notes
4.810%	07/01/52	360	332,791
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A
6.125%	06/15/30	225	206,947
			2,009,531
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders — 0.1%
KB Home,
Gtd. Notes
4.000%	06/15/31	500	$367,729
Meritage Homes Corp.,
Gtd. Notes
5.125%	06/06/27	650	577,294
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	400	372,440
			1,317,463
Insurance — 0.0%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.500%	06/15/52	440	383,570
Lodging — 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes
5.000%	10/15/27	610	589,194
Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	03/01/23	625	621,861
5.500%	05/01/26	500	473,821
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.800%	03/01/50	1,980	1,416,127
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	1,067	831,413
CSC Holdings LLC,
Gtd. Notes, 144A
6.500%	02/01/29	250	220,954
			3,564,176
Mining — 0.2%
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27	1,195	1,107,006
Newmont Corp.,
Gtd. Notes
2.600%	07/15/32	1,060	805,227
			1,912,233
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	810	702,811
Oil & Gas — 0.6%
Aker BP ASA (Norway),
Gtd. Notes, 144A
2.000%	07/15/26	1,865	1,607,578

A11

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32	1,685	$1,302,139
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	350	294,000
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	125	118,903
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.500%	03/30/24	180	169,200
4.875%	03/30/26	295	263,287
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.000%	02/01/31(a)	400	349,599
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.950%	01/28/31	200	134,620
6.500%	03/13/27	720	602,928
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.000%	05/18/27	900	846,566
			5,688,820
Packaging & Containers — 0.1%
AptarGroup, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/32	810	662,929
Graphic Packaging International LLC,
Gtd. Notes
4.125%	08/15/24	225	216,000
			878,929
Pharmaceuticals — 0.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.550%	03/15/35	600	539,077
CVS Health Corp.,
Sr. Unsec’d. Notes
5.050%	03/25/48	1,300	1,144,433
Viatris, Inc.,
Gtd. Notes
4.000%	06/22/50	860	513,879
			2,197,389
Pipelines — 0.5%
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.750%	09/15/37	850	822,521
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36	580	461,100
Energy Transfer LP,
Sr. Unsec’d. Notes
5.150%	03/15/45	1,375	1,088,227
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	25	$23,881
7.500%	06/01/30	25	23,673
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.300%	10/01/31	930	703,344
MPLX LP,
Sr. Unsec’d. Notes
4.950%	03/14/52	1,010	794,345
ONEOK, Inc.,
Gtd. Notes
5.200%	07/15/48	710	568,976
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	975	815,148
6.250%	07/01/52	125	113,894
			5,415,109
Real Estate Investment Trusts (REITs) — 0.5%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30	1,045	882,335
Duke Realty LP,
Sr. Unsec’d. Notes
4.000%	09/15/28	1,400	1,301,171
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	1,500	1,434,350
Sun Communities Operating LP,
Gtd. Notes
2.300%	11/01/28	1,525	1,226,592
			4,844,448
Retail — 0.2%
Dollar General Corp.,
Sr. Unsec’d. Notes
5.000%	11/01/32	1,070	1,029,189
McDonald’s Corp.,
Sr. Unsec’d. Notes
4.600%	09/09/32	1,195	1,142,602
			2,171,791
Semiconductors — 0.1%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33	1,820	1,396,378
Software — 0.0%
Black Knight InfoServ LLC,
Gtd. Notes, 144A
3.625%	09/01/28	500	425,898
Telecommunications — 0.4%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41	1,195	861,518
3.550%	09/15/55	860	564,743

A12

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
T-Mobile USA, Inc.,
Sr. Unsec’d. Notes
3.875%	04/15/30	2,495	$2,211,059
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.987%	10/30/56	585	347,291
			3,984,611

Total Corporate Bonds (cost $97,105,960)			88,678,784
Residential Mortgage-Backed Securities — 0.1%
Citigroup Mortgage Loan Trust,
Series 2022-A, Class A1, 144A
6.170%	09/25/62	199	195,174
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA06, Class M1A, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 0.000%)
4.435%(c)	09/25/42	600	596,325
Freddie Mac REMIC,
Series 5222, Class SA, IO, 30 Day Average SOFR + 3.500% (Cap 3.500%, Floor 0.000%)
1.219%(c)	05/25/52	242	5,002
Government National Mortgage Assoc.,
Series 2021-177, Class SB, IO, 30 Day Average SOFR + 3.200% (Cap 3.200%, Floor 0.000%)
0.916%(c)	10/20/51	820	16,697
Series 2021-205, Class DS, IO, 30 Day Average SOFR + 3.200% (Cap 3.200%, Floor 0.000%)
0.916%(c)	11/20/51	1,417	28,892
Series 2022-148, Class DS, IO, 30 Day Average SOFR + 3.600% (Cap 3.600%, Floor 0.000%)
1.316%(c)	08/20/52	713	10,499
Series 2022-46, Class S, IO, 30 Day Average SOFR + 3.500% (Cap 3.500%, Floor 0.000%)
1.216%(c)	03/20/52	430	8,382
Series 2022-66, Class SB, IO, 30 Day Average SOFR + 3.850% (Cap 3.850%, Floor 0.000%)
1.566%(c)	04/20/52	512	11,426
Series 2022-68, Class SP, IO, 30 Day Average SOFR + 3.850% (Cap 3.850%, Floor 0.000%)
1.566%(c)	04/20/52	400	8,414
Series 2022-78, Class SB, IO, 30 Day Average SOFR + 3.750% (Cap 3.750%, Floor 0.000%)
1.466%(c)	04/20/52	1,012	20,939
Series 2022-93, Class GS, IO, 30 Day Average SOFR + 3.650% (Cap 3.650%, Floor 0.000%)
1.366%(c)	05/20/52	284	5,030

Total Residential Mortgage-Backed Securities (cost $928,484)			906,780
Sovereign Bonds — 0.1%
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
6.000%	07/19/28	150	135,497
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
4.350%	01/11/48		400	$317,044
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	115	74,583
3.125%	05/15/27	EUR	501	399,555

Total Sovereign Bonds (cost $1,060,660)				926,679
U.S. Government Agency Obligations — 11.1%
Federal Home Loan Mortgage Corp.
1.500%	10/01/51		1,034	794,320
2.000%	02/01/36		481	423,926
2.000%	05/01/42		1,156	965,816
2.000%	10/01/50		494	400,980
2.000%	05/01/51		2,262	1,839,335
2.000%	09/01/51		1,474	1,199,131
2.000%	10/01/51		1,978	1,607,169
2.000%	12/01/51		2,950	2,396,432
2.500%	07/01/51		495	417,184
2.500%	08/01/51		987	832,174
2.500%	09/01/51		1,879	1,584,074
2.500%	12/01/51		3,419	2,878,166
2.500%	05/01/52		1,493	1,254,497
2.500%	08/01/52		4,819	4,050,928
3.000%	09/01/50		3,982	3,490,826
3.000%	02/01/52		1,503	1,313,036
3.000%	03/01/52		2,726	2,375,373
Federal National Mortgage Assoc.
1.500%	11/01/50		988	760,337
1.500%	02/01/51		1,944	1,495,390
2.000%	05/01/51		1,065	867,229
2.000%	07/01/51		2,402	1,961,316
2.000%	08/01/51		490	398,397
2.000%	08/01/51		1,857	1,509,206
2.000%	10/01/51		526	427,506
2.500%	TBA		500	419,404
2.500%	06/01/51		2,542	2,150,031
2.500%	08/01/51		488	411,404
2.500%	08/01/51		3,957	3,336,540
2.500%	10/01/51		612	515,492
2.500%	12/01/51		1,458	1,228,056
2.500%	01/01/52		490	412,732
2.500%	01/01/52		497	418,033
2.500%	02/01/52		541	454,941
2.500%	02/01/52		1,464	1,235,962
2.500%	03/01/52		506	425,641
2.500%	08/01/52		660	555,852
3.000%	TBA		4,500	3,914,269
3.000%	06/01/36		763	709,540
3.000%	02/01/50		999	875,885
3.000%	02/01/52		1,975	1,721,354
3.000%	03/01/52		447	390,866
3.000%	04/01/52		1,986	1,740,253
3.000%	05/01/52		329	287,391
3.000%	05/01/52		987	860,047

A13

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	05/01/52	1,274	$1,110,471
3.000%	06/01/52	143	125,024
3.000%	06/01/52	478	417,100
3.000%	06/01/52	1,035	902,867
3.500%	TBA	8,000	7,199,375
3.500%	TBA	9,000	8,093,380
3.500%	10/01/51	2,387	2,154,175
4.000%	04/01/52	498	462,322
4.000%	05/01/52	4,001	3,722,403
4.500%	TBA	7,500	7,144,336
4.500%	TBA	5,000	4,757,090
5.000%	TBA	5,500	5,349,637
5.000%	06/01/52	1,459	1,423,418
Government National Mortgage Assoc.
2.000%	10/20/51	321	268,906
2.000%	12/20/51	514	429,928
2.500%	TBA	5,000	4,295,605
2.500%	08/20/51	712	614,845
2.500%	11/20/51	466	401,786
3.000%	05/20/46	202	181,239
3.000%	10/20/46	241	216,220
3.000%	11/20/47	210	188,898
3.000%	06/20/51	1,265	1,120,690
3.000%	10/20/51	972	861,382
3.500%	08/20/43	1,037	960,083
3.500%	10/20/46	900	831,676
3.500%	04/20/48	576	530,495
4.000%	TBA	1,000	933,789
4.000%	11/20/47	925	878,217
4.000%	03/20/48	557	528,445
4.500%	08/20/48	753	731,492

Total U.S. Government Agency Obligations (cost $120,850,213)			114,141,735
U.S. Treasury Obligations — 10.2%
U.S. Treasury Bonds
1.250%	05/15/50	1,545	863,993
2.250%	05/15/41	4,945	3,737,338
2.250%	02/15/52	745	540,940
2.375%	02/15/42(a)	29,770	22,811,262
2.500%	05/15/46	4,510	3,416,325
2.875%	05/15/52(a)	1,415	1,186,168
3.000%	02/15/48(a)	8,815	7,415,619
U.S. Treasury Notes
2.250%	03/31/24(k)	14,100	13,674,797
2.500%	05/31/24	4,475	4,344,945
2.625%	07/31/29	9,645	8,864,358
2.750%	08/15/32	2,505	2,291,684
2.875%	05/15/32	2,365	2,187,995
3.125%	08/15/25	5,825	5,646,609
3.125%	08/31/27(a)	10,035	9,626,544
3.125%	08/31/29	8,355	7,932,028
U.S. Treasury Strips Coupon
3.230%(s)	05/15/41	12,250	5,652,705
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
3.244%(s)	02/15/43	12,000	$5,043,281

Total U.S. Treasury Obligations (cost $112,927,783)			105,236,591

Total Long-Term Investments (cost $971,080,955)			873,291,996

	Shares
Short-Term Investments — 19.8%
Affiliated Mutual Funds — 19.7%
PGIM Core Ultra Short Bond Fund(wd)	182,650,406	182,650,406
PGIM Institutional Money Market Fund (cost $20,011,734; includes $19,977,233 of cash collateral for securities on loan)(b)(wd)	20,025,373	20,011,356

Total Affiliated Mutual Funds (cost $202,662,140)		202,661,762

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) — 0.1%
U.S. Treasury Bills
2.826%	12/15/22	560	556,744
2.826%	12/15/22	900	894,766

Total U.S. Treasury Obligations (cost $1,451,475)				1,451,510

Total Short-Term Investments (cost $204,113,615)				204,113,272

TOTAL INVESTMENTS—104.7% (cost $1,175,194,570)				1,077,405,268

Liabilities in excess of other assets(z) — (4.7)%				(48,286,540)

Net Assets — 100.0%				$1,029,118,728

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MSCI	Morgan Stanley Capital International

A14

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
MTN	Medium Term Note
OTC	Over-the-counter
PRFC	Preference Shares
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $19,449,116; cash collateral of $19,977,233 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	10/13/22	(500)		$(404,727)
Federal National Mortgage Assoc.	2.500%	TBA	11/14/22	(2,000)		(1,673,242)
Federal National Mortgage Assoc.	3.000%	TBA	10/13/22	(1,000)		(870,195)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $3,116,641)						$(2,948,164)

Futures contracts outstanding at September 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
197	2 Year U.S. Treasury Notes	Dec. 2022	$40,461,953	$(577,801)
308	5 Year U.S. Treasury Notes	Dec. 2022	33,112,405	(737,878)
79	30 Year U.S. Ultra Treasury Bonds	Dec. 2022	10,823,000	(984,338)
60	Mini MSCI EAFE Index	Dec. 2022	4,981,800	(201,669)
				(2,501,686)
Short Positions:
16	10 Year U.S. Treasury Notes	Dec. 2022	1,793,000	4,479
37	10 Year U.S. Ultra Treasury Notes	Dec. 2022	4,383,922	278,896
254	20 Year U.S. Treasury Bonds	Dec. 2022	32,107,188	2,448,160
				2,731,535
				$229,849
A15

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/04/22	The Toronto-Dominion Bank	EUR	480	$463,017	$470,778	$7,761	$—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/04/22	BNP Paribas S.A.	EUR	480	$479,936	$470,778	$9,158	$—
Expiring 11/02/22	The Toronto-Dominion Bank	EUR	480	463,982	471,722	—	(7,740)
				$943,918	$942,500	9,158	(7,740)
						$16,919	$(7,740)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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